COST OF REVENUES (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
COST OF REVENUES.
VAT and business tax	$ 58,950	365,762	276,497	169,283
Bandwidth costs	147,848	917,337	685,650	524,623
Depreciation and impairment of servers and other equipment	16,027	99,440	130,423	68,569
Content costs	325,107	2,017,158	1,432,409	829,534
Total	$ 547,932	3,399,697	2,524,979	1,592,009